Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Debt obligations
The Company's debt obligations were as follows:

	December 31,
(dollars in millions)	2012	2011

Senior notes:
Floating rate notes due June 2, 2014	$250.0	$250.0
1.6% notes due April 30, 2015	250.0	–
6.375% notes due July 15, 2018	450.0	450.0
4.5% notes due June 1, 2021	250.0	250.0
3.6% notes due April 30, 2022	250.0	–
7.0% notes due July 15, 2038	300.0	300.0
5.95% notes due June 1, 2041	250.0	250.0
Unamortized original issue discount	(4.1)	(3.8)
Other debt	19.6	70.0
Obligations under capital leases	60.7	18.6
	2,076.2	1,584.8
Current maturities	(29.2)	(10.6)

Long-term maturities	$2,047.0	$1,574.2

Interest expensed and paid
Information on interest expensed and paid during the three years ended December 31, 2012 was as follows:

	Year Ended December 31
(dollars in millions)	2012	2011	2010

Interest expensed	$104.4	$92.4	$82.2
Interest paid	$96.7	$102.8	$73.0